DISCONTINUED OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2010 Rig	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Operating results from discontinued operations
Loss before income taxes		$ (487)	$ (125,944)	$ (22,470)
Income tax provision (benefit)		(5)	3,825	4,531
Loss from discontinued operations		(482)	(129,769)	(27,001)
Assets and Liabilities from Discontinued Operations
Other current assets		7,529	10,270
Current liabilities		4,979	7,992
Noncurrent liabilities		2,550	2,278
Venezuelan subsidiary
Discontinued Operations, Additional Disclosures
Number of rigs owned subject to forceful acquisition	11
Operating results from discontinued operations
Revenue			13,534	50,298
Loss before income taxes		(487)	(125,944)	(22,470)
Income tax provision (benefit)		(5)	3,825	4,531
Loss from discontinued operations		(482)	(129,769)	(27,001)
Assets and Liabilities from Discontinued Operations
Other current assets		7,529	10,270
Total assets		7,529	10,270
Current liabilities		4,979	7,992
Noncurrent liabilities		2,550	2,278
Total liabilities		$ 7,529	$ 10,270